Prepaid Expenses and Other Current Assets (Details) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid insurance	$ 114,000	$ 0
Deposits	50,000	1,000
Prepaid rent	1,000	2,000
Other prepaid expenses and current assets	34,000	0
Total	$ 199,000	$ 3,000	$ 4,000